Information by segments (Details 1) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Total sales revenue		$ 55,954,228	$ 48,485,561	$ 52,347,271
Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		26,006,139	23,697,150	25,624,750
Recognition of price differential	[1]	2,229,953	1,048,022	441,871
Total sales revenue		28,236,092	24,745,172	26,066,621
Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,207,245	660,169	988,346
Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		509,619	405,869	335,494
Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,815,754	1,988,336	1,845,345
Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		6,990,187	6,092,739	6,128,208
Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		833,982	724,708	724,392
Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		9,590,326	8,553,503	10,215,224
Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			186,228
Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		909,871	553,666	491,279
Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		3,873,352	4,043,284	4,435,274
Domestic sales [Member] | Diesel and asphalts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		275,803	340,400	461,188
Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			148,248
Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		27,718,136	23,740,389	26,280,650
Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		441,124	389,775
Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		160,772	33,074	7,646
Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		15,631	8,568	0
Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		32,303	58,809	182,950
Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,223,994	1,046,758	93,125
Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,169,101	1,171,342	1,096,730
Foreign sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			1,594,945
Foreign sales [Member] | Oil fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,982,408	2,158,539
Foreign sales [Member] | Crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		21,479,063	17,278,579	21,181,265
Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,982,408	2,158,539	2,166,469
Foreign sales [Member] | Trading of crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	1,309,196
Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,213,740	1,604,498	81,982
Foreign sales [Member] | Other products and services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				161,287
Exploration and Production [member]
Disclosure of operating segments [line items]
Total sales revenue		36,494,933	28,221,211	31,732,611
Exploration and Production [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		14,840,169	8,289,518	8,656,936
Recognition of price differential		0	0	0
Total sales revenue		14,840,169	8,289,518	8,656,936
Exploration and Production [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		214,059	424,952	262,906
Exploration and Production [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		199,796	90,783	154,201
Exploration and Production [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		2,540,233	2,383,323	2,198,284
Exploration and Production [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,334	0	25,782
Exploration and Production [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			0
Exploration and Production [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		11,668,529	5,284,554	5,847,368
Exploration and Production [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		181,384	73,247	118,812
Exploration and Production [member] | Domestic sales [Member] | Diesel and asphalts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		34,834	31,277	49,583
Exploration and Production [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			1,382
Exploration and Production [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		21,654,764	19,931,693	23,075,675
Exploration and Production [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		19,393	25,395
Exploration and Production [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		160,772	33,074	7,646
Exploration and Production [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		15,631	6,342
Exploration and Production [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		32,303	350,685	233,500
Exploration and Production [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	27,756
Exploration and Production [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Exploration and Production [member] | Foreign sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			0
Exploration and Production [member] | Foreign sales [Member] | Oil fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Exploration and Production [member] | Foreign sales [Member] | Crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		21,426,665	19,516,197	21,495,762
Exploration and Production [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				0
Exploration and Production [member] | Foreign sales [Member] | Trading of crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				1,309,196
Exploration and Production [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0		0
Exploration and Production [member] | Foreign sales [Member] | Other products and services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				1,815
Refining and Petrochemicals [member]
Disclosure of operating segments [line items]
Total sales revenue		28,644,016	24,814,159	23,245,676
Refining and Petrochemicals [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		20,351,058	17,429,078	19,266,697
Recognition of price differential		2,229,953	1,048,022	441,871
Total sales revenue		22,581,011	18,477,100	19,708,568
Refining and Petrochemicals [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,103,089	669,568	1,070,725
Refining and Petrochemicals [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		309,823	319,644	190,346
Refining and Petrochemicals [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		4	11,763	0
Refining and Petrochemicals [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		8,052,289	6,465,939	6,464,661
Refining and Petrochemicals [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		833,982	724,708	724,392
Refining and Petrochemicals [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		9,588,992	8,553,503	10,206,599
Refining and Petrochemicals [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			186,228
Refining and Petrochemicals [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		221,910	41,736	198,369
Refining and Petrochemicals [member] | Domestic sales [Member] | Diesel and asphalts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		240,969	309,123	411,605
Refining and Petrochemicals [member] | Domestic sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			146,866
Refining and Petrochemicals [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		6,063,005	6,337,059	3,537,108
Refining and Petrochemicals [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		421,364	363,250
Refining and Petrochemicals [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	2,225
Refining and Petrochemicals [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Refining and Petrochemicals [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,223,994	1,046,758	65,369
Refining and Petrochemicals [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,169,101	1,171,342	1,096,730
Refining and Petrochemicals [member] | Foreign sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			1,594,945
Refining and Petrochemicals [member] | Foreign sales [Member] | Oil fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,982,408	2,158,539
Refining and Petrochemicals [member] | Foreign sales [Member] | Crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		52,398	0	0
Refining and Petrochemicals [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				2,166,469
Refining and Petrochemicals [member] | Foreign sales [Member] | Trading of crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				0
Refining and Petrochemicals [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		1,213,740		81,982
Refining and Petrochemicals [member] | Foreign sales [Member] | Other products and services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				126,558
Transportation and Logistics [member]
Disclosure of operating segments [line items]
Total sales revenue		10,598,065	10,648,777	10,844,550
Transportation and Logistics [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		10,597,698	10,647,963	10,844,550
Recognition of price differential		0	0	0
Total sales revenue		10,597,698	10,647,963	10,844,550
Transportation and Logistics [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	75,793	22,472
Transportation and Logistics [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			0
Transportation and Logistics [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		10,597,698	10,572,170	10,822,078
Transportation and Logistics [member] | Domestic sales [Member] | Diesel and asphalts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		367	814	0
Transportation and Logistics [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		367	814
Transportation and Logistics [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Transportation and Logistics [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			0
Transportation and Logistics [member] | Foreign sales [Member] | Oil fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Transportation and Logistics [member] | Foreign sales [Member] | Crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Transportation and Logistics [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			0	0
Transportation and Logistics [member] | Foreign sales [Member] | Trading of crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				0
Transportation and Logistics [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0		0
Transportation and Logistics [member] | Foreign sales [Member] | Other products and services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				0
Elimination of intersegment amounts [member]
Disclosure of operating segments [line items]
Total sales revenue		(19,782,786)	(15,198,586)	(13,475,566)
Elimination of intersegment amounts [member] | Domestic sales [Member]
Disclosure of operating segments [line items]
Revenue From Sale Of Goods And Rendering Of Services Before Price Differential Adjustment		(19,782,786)	(12,669,409)	(13,143,433)
Recognition of price differential		0	0	0
Total sales revenue		(19,782,786)	(12,669,409)	(13,143,433)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(109,903)	(510,144)	(367,757)
Elimination of intersegment amounts [member] | Domestic sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	(4,558)	(9,053)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(724,483)	(406,750)	(352,939)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(1,062,102)	(373,200)	(336,453)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	(17,157)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Aromatics [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			0
Elimination of intersegment amounts [member] | Domestic sales [Member] | Crude Oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		(10,758,658)	(4,730,888)	(5,356,089)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Services [Member]
Disclosure of operating segments [line items]
Services		(7,127,640)	(6,643,869)	(6,703,985)
Elimination of intersegment amounts [member] | Domestic sales [Member] | Diesel and asphalts [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	(2,529,177)	(332,133)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Other products [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	316
Elimination of intersegment amounts [member] | Foreign sales [Member] | Cash flow hedging - Reclassification to profit or loss [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | L.P.G. and propane [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Natural Gas [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	(291,875)	(50,550)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Gasoline and turbo fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Plastic and rubber [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Med-distillates [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Oil fuel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		0	(2,237,618)	(314,497)
Elimination of intersegment amounts [member] | Foreign sales [Member] | Fuel oil [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods			$ 0	0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Trading of crude [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Diesel [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods		$ 0		0
Elimination of intersegment amounts [member] | Foreign sales [Member] | Other products and services [Member]
Disclosure of operating segments [line items]
Revenue from sale of goods				$ 32,914

[1]	Corresponds to the application of Decree 1880 of September 2014 and Resolution 180522 of 2010, which defined the procedure for price differentials (value generated by the difference between the parity price and the regulated price, which can be positive or negative). See Note 4.16 – Sales revenue recognition, for more details.